Financial Instruments (Details) - Schedule of fair values of financial assets and liabilities - AUD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Carrying amount [Member]
Financial Instruments (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Cash and cash equivalents	$ 6,011,368	$ 2,172,499
Trade and other receivables	51,176	243,300
Loans receivable		682,421
Trade and other payables	(500,769)	(555,057)
Interest bearing borrowings	(1,110,171)	(2,178,142)
Lease liabilities	(51,213)	(138,125)
Net financial (liabilities) / assets	4,400,391	226,896
Fair value [Member]
Financial Instruments (Details) - Schedule of fair values of financial assets and liabilities [Line Items]
Cash and cash equivalents	6,011,368	2,172,499
Trade and other receivables	51,176	243,300
Loans receivable		682,421
Trade and other payables	(500,769)	(555,057)
Interest bearing borrowings	(1,110,171)	(2,178,142)
Lease liabilities	(51,213)	(138,125)
Net financial (liabilities) / assets	$ 4,400,391	$ 226,896